Filed under Rule 497(e) Registration No. 333-08653

SEASONS SERIES TRUST

International Equity Portfolio

Mid Cap Value Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

(each a “Portfolio,” and collectively, the “Portfolios”)

Supplement to the Statutory Prospectus dated July 29, 2014

At a meeting held on October 8, 2014, the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees who are not interested persons of the Trust (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, approved (1) an amendment to the Subadvisory Agreement (as amended, the “Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SAAMCo”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the International Equity Portfolio; (2) a new Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company (“MFS”) with respect to the Mid Cap Value Portfolio; (3) the termination of the Subadvisory Agreement between SAAMCo and Lord, Abbett & Co. LLC (“Lord Abbett”) and the termination of the Subadvisory Agreement between SAAMCo and PineBridge Investments, LLC (“PineBridge”) with respect to the International Equity Portfolio and each of the Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio (collectively, the “Multi-Managed Portfolios”).

The following changes will become effective on or about October 17, 2014:

International Equity Portfolio

In the Portfolio Summary, in the Principal Investment Strategies of the Portfolio, the third paragraph is deleted in its entirety and replaced with the following:

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.

In the Portfolio Summary, under Investment Adviser, the first paragraph and table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2014	Lead Portfolio Manager
Kara Murphy	2014	Co-Portfolio Manager
Andrew Sheridan	2014	Co-Portfolio Manager

Janus
Julian McManus	2010	Co-Portfolio Manager

Guy Scott, CFA	2010	Co-Portfolio Manager
Carmel Wellso	2010	Co-Portfolio Manager

T. Rowe Price
Raymond A. Mills, Ph.D	2014	Chairman of Investment Advisory Committee

In the section Additional Information About the Portfolios’ Investment Strategies and Risks, the paragraph with respect to the International Equity Portfolio is deleted in its entirety and replaced with the following:

International Equity Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, currency baskets, custodial receipts and trust certificates, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, special situations, convertible securities, closed-end investment companies, ETFs, and unseasoned issuers. The Portfolio may also invest in junk bonds (up to 20%), short-term investments (up to 20%), depositary receipts and passive foreign investment companies (PFICs), participatory notes (p-notes), and illiquid securities (up to 15%). Additional risks that the Portfolio may be subject to are as follows:

•	Convertible securities risk

•	Credit risk

•	Depositary receipts risk

•	Derivatives risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Mortgage- and asset-backed securities risk

•	Real estate industry risks

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Risk of investing in money market securities

•	Unseasoned companies risk

•	U.S. Government obligations risk

•	Illiquidity risk

•	Investment style risk

•	Participatory notes risk

In the Glossary, the section Investment Terminology is supplemented by adding the following:

Participatory Notes (P-notes). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument.

In the Glossary, the section Risk Terminology is supplemented by adding the following:

Participatory Notes Risk. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.

Investment Style Risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because a Portfolio may hold stocks with both growth and value characteristics, it could underperform other stock Portfolios that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Under Management, the section Information about the Investment Adviser and Manager is supplemented as follows:

The passively-managed index portion of the International Equity Portfolio is managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments, LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

In addition, under Management, in the section Information about the Subadvisers, the information with respect to PineBridge and Lord Abbett is deleted in its entirety with respect to the International Equity Portfolio and the information with respect to T. Rowe Price is supplemented as follows:

A portion of the International Equity Portfolio is managed by Raymond A. Mills, Ph.D. Mr. Mills serves as Portfolio Manager and Investment Advisory Committee Chairman and Vice President. He jointed T. Rowe Price in 1997 as an analyst and became portfolio manager of the International Core Equity Strategy in 2000.

The following changes will become effective on or about October 24, 2014:

Mid Cap Value Portfolio

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Goldman Sachs Asset Management, LP (“GSAM”) and Massachusetts Financial Services Company (“MFS”). SAAMCo passively manages a portion of the portfolio.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

GSAM
Andrew Braun	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
Sean Gallagher	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
Dolores Bamford, CFA	2002	Managing Director and Portfolio Manager

MFS
Kevin J. Schmitz	2014	Investment Officer
Brooks A. Taylor	2014	Investment Officer

Multi-Managed Growth Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the three components is as follows:

• Small-Cap Growth Component	20%
• Fixed Income Component	26%
• Growth Component	54%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.

As noted above, approximately 26% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by J.P.Morgan Investment Management, Inc. (“JPMorgan”), Janus Capital Management, LLC (“Janus”), and Wellington Management Company, LLP (“Wellington Management”). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Small-Cap Growth Component – JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Portfolio Manager

Fixed Income Component – Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager

Growth Component – Janus
James P. Goff, CFA	2013	Portfolio Manager

Multi-Managed Income Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the components is as follows:

• Fixed Income Component	83.5%
• Growth Component	16.5%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

As noted above, approximately 83.5% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC . The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”) and Wellington Management Company, LLP (“Wellington Management”). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Fixed Income Component – Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager

Growth Component – Janus
James P. Goff, CFA	2013	Portfolio Manager

Multi-Managed Income/Equity Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the components is as follows:

• Fixed Income Component	68%
• Growth Component	32%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

As noted above, approximately 68% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”) and Wellington Management Company, LLP (“Wellington Management”). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Fixed Income Component – Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager

Growth Component – Janus
James P. Goff, CFA	2013	Portfolio Manager

Multi-Managed Moderate Growth

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the components is as follows:

• Small-Cap Growth Component	18%
• Fixed Income Component	41.4%
• Growth Component	40.6%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.

As noted above, approximately 41.4% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by J.P.Morgan Investment Management, Inc. (“JPMorgan”), Janus Capital Management, LLC (“Janus”) and Wellington Management Company, LLP (“Wellington Management”). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Small-Cap Growth Component – JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Portfolio Manager

Fixed Income Component – Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager

Growth Component – Janus
James P. Goff, CFA	2013	Portfolio Manager

Under Additional Information about the Portfolios’ Investment Strategies and Investment Risks, the information with respect to the Balanced Component under the heading Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio is hereby deleted in its entirety.

Under Management, in the section Information about the Subadvisers, all reference to Lord Abbett is deleted in its entirety, and all reference to PineBridge with respect to the Multi-Managed Portfolios is deleted in its entirety. In addition, the section is supplemented as follows:

Massachusetts Financial Services Company (MFS®) is America’s oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 111 Huntington Avenue, Boston, MA 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., (a diversified financial services company). Net assets under the management of the MFS organization were approximately $399 billion as of January 31, 2014. MFS® is a registered trademark of Massachusetts Financial Services Company.

A portion of the Mid Cap Value Portfolio is managed by Kevin J. Schmitz and Brooks A. Taylor. Mr. Schmitz has been employed in the investment area of MFS since 2002. Mr. Taylor has been employed in the investment area of MFS since 1996.

Please retain this supplement for future reference.

Date: October 17, 2014

Versions: Combined Master

Filed under Rule 497(e) Registration No. 333-08653

SEASONS SERIES TRUST

International Equity Portfolio

Mid Cap Value Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

(each a “Portfolio,” and collectively, the “Portfolios”)

Supplement to the Statement of Additional Information dated July 29, 2014

The following changes will become effective on or about October 17, 2014:

All information about PineBridge Investments, LLC (“PineBridge”) and Lord, Abbett & Co. LLC (“Lord Abbett”) with respect to the International Equity Portfolio is hereby deleted in its entirety. In addition, under the heading PORTFOLIO MANAGERS, the table titled Other Client Accounts, is hereby supplemented as follows:

Portfolio	Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of October 1, 2014)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
International Equity Portfolio	T. Rowe Price	Mills, Raymond	5	8,617	1	648	4	1,438

The following changes will become effective on or about October 24, 2014:

All information about PineBridge with respect to the Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio are hereby deleted in its entirety. All information with respect to Lord Abbett is hereby deleted in its entirety. In addition, under the heading PORTFOLIO MANAGERS, the table titled Other Client Accounts, is hereby supplemented as follows:

Portfolio	Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of September 30, 2014)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Mid Cap Value Portfolio	MFS	Kevin J. Schmitz	5	3,506.9	0	N/A	0	N/A
		Brooks A. Taylor	7	14,541.6	0	N/A	0	N/A

Please retain this supplement for future reference.

Date: October 17, 2014